Revenue	12 Months Ended
Dec. 31, 2019
Revenue
Revenue

5       Revenue

	2019	2018	2017
Aeronautical revenue	723,996	716,172	767,023
Non aeronautical revenue
Commercial revenue	481,900	507,015	555,504
Construction service revenue	350,264	198,417	250,112
Other revenue	2,480	4,541	2,514
Revenue	1,558,640	1,426,145	1,575,153

Timing of revenue recognition
Over time	1,301,019	1,135,108	1,264,131
At a point in time	48,456	43,293	29,147
Revenues outside the scope of IFRS 15 and IAS 18 (*)	209,165	247,744	281,875
Revenue	1,558,640	1,426,145	1,575,153

(*)  IFRS 15 for the year ended December 31, 2019 and 2018 and IAS 18 for the year ended December 31, 2017.